CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Additional Information (Detail) (MOP)	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ownership rate of issuer and all subsidiary guarantors except Melco Crown Macau	100.00%
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership rate of Melco Crown Macau	90.00%
Managing director [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership rate of Melco Crown Macau	10.00%
Aggregate amount entitled by managing director on its ownership of Melco Crown Macau upon the winding up or liquidation of Melco Crown Macau	1
Aggregate amount entitled by managing director on its ownership of Melco Crown Macau upon annual dividend distribution of Melco Crown Macau	1